Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 7,236,798	$ 9,311,537
Short-term investments	22,932,540	8,837,445
Accounts receivable, net	1,385,761	2,118,738
Advances to suppliers, net	11,315	338,166
Inventories, net	154,471	219,505
Loans receivable	958,996	3,608,289
Prepaid expenses and other current assets	1,506,297	352,919
Total current assets	34,186,178	24,786,599
Non-current assets
Non-current accounts receivable	2,227,089	4,597,214
Non-current advance to a third party		410,509
Non-current loan receivable	4,383,982	4,227,079
Property, equipment and software, net	744,941	403,330
Operating lease right-of-use assets		3,309
Long-term investments		1,000,000
Total non-current assets	7,356,012	10,641,441
Total Assets	41,542,190	35,428,040
Current liabilities
Accounts payable	255,950	532,130
Advances from customers	11,034	4,616
Loan payable	479,498	493,159
Deferred revenue	55,720	166,760
Taxes payable	1,680,476	1,917,647
Accrued expenses and other current liabilities	130,691	255,131
Operating lease liabilities		3,309
Total current liabilities	2,613,369	3,372,752
Non-current Liabilities
Loan payable, non-current	2,054,992	2,113,539
Deferred income tax liabilities, non-current	1,598,909	1,604,163
Total non-current liabilities	3,653,901	3,717,702
Total Liabilities	6,267,270	7,090,454
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares, value		1,439
Additional paid-in capital	24,920,060	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	10,491,058	11,387,748
Accumulated other comprehensive loss	(975,343)	(609,367)
Total Shareholders’ Equity	35,274,920	28,337,586
Total Liabilities and Shareholders’ Equity	41,542,190	35,428,040
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares, value	2,111
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares, value	$ 819